Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets
Schedule of non-current financial assets

	Thousands of Euros
	31/12/2019	31/12/2018
Financial investments in shares with stock market	7	7
Total Non-current financial assets measured at fair value	7	7

Non-current guarantee deposits	5,433	5,566
Other non-current financial assets (a)	29,504	1,908
Non-current loans to related parties (see note 31)	86,363	82,969
Non-current loans to EEAA (b) (see note 31)	17,623	17,151
Total Non-current financial assets measured at amortized cost	138,923	107,594

Schedule of other current financial assets

	Thousands of Euros
	31/12/2019	31/12/2018
Current derivatives (c) (see note 30)	—	19,934
Other current financial assets (d) (see note 30)	1,716,738	—
Total Non-current financial assets measured at fair value	1,716,738	19,934

	Thousands of Euros
	31/12/2019	31/12/2018
Deposits and guarantees	713	822
Other current financial assets (a)	10,691	—
Current loans to third parties	65	56
Current loans to associates (b) (see note 31)	719	33,153
Total other current financial assets	12,188	34,031